SCHEDULE OF CONTRACT LIABILITY (Details) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 2,623	$ 2,897	$ 3,038	$ 2,397	$ 2,161	$ 2,399	$ 2,399	$ 2,938
New contracts net of cancellation	1,046	794	1,255	1,950	1,556	1,183	6,567	7,978
Revenue recognized	(1,056)	(1,068)	(1,396)	(1,766)	(1,320)	(1,421)	(5,928)	(8,517)
Ending balance	$ 2,613	$ 2,623	$ 2,897	$ 2,581	$ 2,397	$ 2,161	$ 3,038	$ 2,399